Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Deferred Tax Assets [Abstract]
Net operating losses	$ 980,192	$ 1,306,950
Allowance for credit losses	138,185	10,433
Less: valuation allowance	(980,192)	(1,317,383)	$ (1,133,158)
Deferred tax assets, net	$ 138,185